Net Investment in Sales-type Leases (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 5,857
2014	4,047
2015	2,443
2016	1,375
2017	440
Thereafter	7
Capital Leases Future Minimum Payments Receivable	$ 14,169